Commitments, liabilities and contingencies (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities

Description	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Contingent liabilities on account of liquidated damages for delay in project commissioning for which no material liability is expected. Further, the management believes that any amount of liquidated damages to be levied by customer shall be entirely reimbursable from capital vendors of respective projects.	484	484	5
Contingent liabilities on account of transmission penalties for inability to execute or delays in execution of projects	1,289	1,289	14
Income tax disallowances / demands under litigation#	257	252	3
Others^	2,983	3,872	41

# The Group is contesting demands of direct and indirect taxes and the management, including its tax advisors, believe that its positions will likely be upheld in the appellate process. No tax expense has been accrued in the financial statements for the demands raised.

^includes: (a) Disputes related to land; (b) Water tax on Electricity Generation Act, 2012; (c) Periphery charges (March 31, 2026: INR 1,241 March 31, 2025: INR 1,114); (d) Compensation for short-supply; and (e) Forecasting, Scheduling, Deviation Settlement Mechanism (DSM Regulations, 2018) (f) Countervailing duty & Anti-Dumping duty etc.